Federated Investors
World-Class Investment Manager

Federated California Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.0%
		California--95.7%
$1,500,000		ABAG Finance Authority for Non-Profit Corporations, Multifamily Housing Revenue Bonds (Series 1999A), 5.80% (Civic Center Drive Apartments Project)/(FSA INS), 9/1/2020	AAA/Aaa		$1,560,645
500,000		ABAG Finance Authority for Non-Profit Corporations, Refunding Revenue COP, 5.125% (Episcopal Homes Foundation)/(Original Issue Yield: 5.35%), 7/1/2018	A-/NR		479,140
500,000		Anaheim, CA, PFA, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	AAA/Aaa		586,595
605,000		Blythe, CA, Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR/NR		598,115
750,000		Blythe, CA, Redevelopment Agency, Tax Allocation Bonds (Series 2000A), 6.20% (Blythe, CA Redevelopment Project No. 1), 5/1/2031	BBB/NR		773,288
500,000		Bonita Canyon, CA, Public Facilities Financing Authority, Community Facilities District No. 98-1 Special Tax Bonds (Series 1998), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	NR/NR		474,645
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3		541,255
625,000		California Educational Facilities Authority, Revenue Bonds (Series B), 6.60% (Loyola Marymount University)/(United States Treasury PRF),10/1/2002	NR/A2		656,681
600,000		California Educational Facilities Authority, Revenue Bonds, 6.70% (Southwestern University)/(Original Issue Yield: 6.838%), 11/1/2024	NR/A3		670,104
500,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA/NR		517,350
1,000,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/ (MBIA INS), 3/1/2021	AAA/Aaa		1,026,660
1,000,000		California HFA, Home Mortgage Revenue Bonds (Series 1996Q), 5.85%, 8/1/2016	AAA/Aaa		1,060,220
455,000		California HFA, SFM Revenue Bonds (Series C), 6.75%, 2/1/2025	AA-/Aa2		468,773
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage INS)/(Original Issue Yield: 5.737%), 5/1/2020	AA-/NR		1,026,420
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	A-/NR		1,002,100
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center), 12/1/2030	NR/A3		1,594,845
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$700,000		California Health Facilities Financing Authority, Revenue Refunding Bonds (Series 1996 A), 6.00% (Catholic Healthcare West)/(MBIA INS)/(Original Issue Yield: 6.15%), 7/1/2017	AAA/Aaa		$780,871
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	NR/A1		527,550
1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	A/A2		1,011,890
1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA INS), 12/1/2016	AAA/Aaa		1,037,240
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+/A1		934,020
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-/B1		687,904
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	NR/NR		985,110
950,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998 B-4), 6.35% (GNMA COL), 12/1/2029	AAA/NR		1,033,011
1,500,000		California State Department of Water Resources, Water System Revenue Bonds (Series 1995O), 7.00% (Central Valley Project)/(United States Treasury COL), 12/1/2007	AA/Aaa		1,765,425
1,000,000		California State Public Works Board, Lease Revenue Bonds, 5.25% (California State Department of Corrections), 1/1/2013	AA-/Aa3		1,079,320
1,500,000		California State, UT GO Bonds, 5.00% (Original Issue Yield: 5.20%), 11/1/2030	A+/A1		1,456,530
1,500,000		California State, UT GO Bonds, 5.00% (Original Issue Yield: 5.08%), 2/1/2019	A+/A1		1,495,695
1,000,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	A+/A1		999,920
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	A+/A1		20,703
400,000		California Statewide Communities Development Authority, COP, 5.25% (St. Joseph Health System Group)/(Original Issue Yield: 5.47%), 7/1/2021	AA-/Aa3		396,852
1,000,000		California Statewide Communities Development Authority, COP, 5.50% (Sutter Health)/(Original Issue Yield: 5.77%), 8/15/2018	AAA/Aaa		1,067,910
1,000,000		California Statewide Communities Development Authority, COP (Series 1999), 5.375% (Internext Group)/(Original Issue Yield: 5.52%), 4/1/2017	BBB/NR		977,220
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028	NR/NR		$507,505
500,000		California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	NR/NR		507,895
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation), 6/1/2030	AAA/Aaa		1,052,110
600,000		California Statewide Communities Development Authority, Revenue COP, 6.625% (St. Joseph Health System Group CA)/(Original Issue Yield: 6.674%), 7/1/2021	AA-/Aa3		676,014
500,000		California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		511,745
500,000		California Statewide Communities Development Authority, Special Facilities Revenue Bonds (Series 2001), 6.25% (United Air Lines), 10/1/2035	NR/Caa1		257,505
500,000		Central, CA Joint Powers Health Financing Authority, COP (Series 2000), 6.00% (Community Hospitals of Central California)/(Original Issue Yield: 6.22%), 2/1/2030	A-/Baa1		510,655
250,000		Central, CA Joint Powers Health Financing Authority, COP (Series 2001), 5.75% (Community Hospitals of Central California)/(Original Issue Yield: 5.80%), 2/1/2031	BBB+/Baa1		250,830
500,000		Chula Vista, CA, IDA, Revenue Bonds (Series A), 6.40% (San Diego Gas & Electric)/(Original Issue Yield: 6.473%), 12/1/2027	AA-/Aa3		513,520
1,000,000		El Centro, CA, Financing Authority, Insured Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(Original Issue Yield: 5.32%), 3/1/2018	AA/NR		1,020,490
500,000		El Dorado County, CA, Public Agency Financing Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.85%), 2/15/2021	AAA/Aaa		519,660
790,000		El Monte, CA, PFA, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, Community Redevelopment Agency), 6/1/2028	NR/NR		790,687
700,000		Foothill/Eastern Transportation Corridor Agency, CA (Series 1995A), Senior Lien Toll Road Revenue Bonds, 6.50% (United States Treasury PRF)/(Original Issue Yield: 6.78%), 1/1/2032	AAA/Aaa		812,175
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	BBB-/Baa3		1,023,000
1,000,000		Inglewood, CA, PFA, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	AAA/Aaa		1,101,030
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (FSA INS)/(United States Treasury COL), 8/1/2011	AAA/Aaa		574,630
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	A-/NR		1,014,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$600,000		Los Angeles, CA, Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA/Aaa		$627,378
745,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 6.125%, 2/15/2005	A+/#Aaa		833,260
255,000		Los Angeles, CA Department of Water & Power, Revenue Refunding Bonds, 6.125%, 2/15/2019	A+/Aa3		269,081
1,000,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series 1997A), 6.00%, 7/1/2015	AAA/Aaa		1,175,070
1,000,000		Los Gatos-Saratoga, CA, Joint Union High School District, UT GO Bonds (Series B), 5.125% (Original Issue Yield: 5.34%), 12/1/2023	AA+/Aa2		1,014,500
1,000,000		Oakland, CA, Unified School District, UT GO (Series 2000F), 5.60% (Original Issue Yield: 5.63%), 8/1/2019	AAA/Aaa		1,071,970
500,000		Orange County, CA, Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/(Original Issue Yield: 6.28%), 8/15/2030	NR/NR		511,565
500,000		Orange, CA, Community Facilities District No. 91-2, Special Tax Bonds, 6.25% (Serrano Heights), 10/1/2030	NR/NR		513,010
1,000,000		Oxnard, CA, Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20%, 8/1/2030	AAA/Aaa		1,162,490
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	A-/NR		508,220
460,000		Pomona, CA, Redevelopment Agency, Tax Allocation Bonds (Series 1998X), 5.40% (Mountain Meadows Redevelopment Project), 12/1/2024	BBB+/NR		453,146
1,000,000		Pomona, CA, Unified School District, UT GO Bonds, 6.15%, 8/1/2030	AAA/Aaa		1,184,770
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA/Aaa		946,179
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (Original Issue Yield: 5.78%), 11/1/2020	AAA/Aaa		1,059,030
700,000		Regents of University of California, Research Facilities Revenue Bonds (1995 Series B), 6.55%, 9/1/2024	A+/#Aaa		764,379
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80%, 8/1/2018	AAA/Aaa		2,203,920
600,000		Sacramento, CA, Municipal Utility District, Electric Revenue Bonds (Series J), 5.50% (AMBAC INS)/(Original Issue Yield: 5.80%), 8/15/2021	AAA/Aaa		625,290
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Sacramento, CA, Municipal Utility District, Electric Revenue Bonds (Series N), 5.00% (MBIA INS)/(Original Issue Yield: 5.33%), 8/15/2028	AAA/Aaa		$996,340
1,395,000		Sacramento, CA, Unified School District, UT GO Bonds (Series A), 6.00%, 7/1/2025	NR/Aa3		1,652,112
1,000,000		San Bernardino County, CA, Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park), 12/20/2041	NR/Aaa		1,129,760
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR/NR		346,350
1,000,000		San Diego County, CA, COP, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	NR/A3		1,016,910
300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR/NR		282,843
1,000,000		San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, 5.00% (Original Issue Yield: 5.23%), 7/1/2026	AAA/Aaa		999,230
300,000		San Francisco, CA, City & County Airport Commission, Second Series Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A+/A1		310,371
500,000		San Francisco, CA, Redevelopment Finance Agency, Revenue Bonds (Series 2001B), 6.125% ( No. 6-Mission Bay South)/(Original Issue Yield: 6.20%), 8/1/2031	NR/NR		507,260
1,000,000		San Jose, CA, Unified School District, COP, 5.75% (MBIA INS)/(Original Issue Yield: 5.85%), 6/1/2020	AAA/Aaa		1,061,210
500,000		San Mateo, CA, Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (Original Issue Yield: 5.55%), 8/1/2022	A-/Baa1		517,255
1,000,000		Santa Clara County, CA Housing Authority, Multifamily Housing Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	NR/A3		1,004,110
1,500,000		Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA/NR		1,659,075
1,000,000		South Orange County, CA, Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	NR/Aaa		1,094,250
1,000,000		South Orange County, CA, Public Financing Authority, Special Tax Revenue Bonds (Series 1999C), 7.50% (Foothill Area), 8/15/2007	AAA/Aaa		1,221,540
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,400,000	[2]	Stockton, CA, COP (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A-/NR		$1,514,436
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+/NR		409,700
1,000,000		Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001A), 5.375% (Sacramento County Tobacco Securitization Corp.)/(Original Issue Yield: 5.31%), 6/1/2041	A/A1		983,840
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	A+/A1		997,740
1,000,000		Vista, CA, Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	BBB+/NR		1,017,110
500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/ (California Mortgage INS)/(Original Issue Yield: 6.225%), 7/1/2012	NR/NR		584,480
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(Original Issue Yield: 5.80%), 6/1/2031	A-/NR		1,005,580

		TOTAL			76,172,918

		Puerto Rico--2.3%
700,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series T), 6.375% (United States Treasury COL)/(Original Issue Yield: 6.58%), 7/1/2024	AAA/Baa1		785,043
600,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	BBB/Baa2		625,278
500,000		Puerto Rico Ports Authority, Special Facilities Revenue Bonds (Series 1996A), 6.25% (American Airlines, Inc.)/(Original Issue Yield: 6.50%), 6/1/2026	BB/B1		394,895

		TOTAL			1,805,216

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $74,580,257)			77,978,134

		SHORT-TERM MUNICIPALS--0.7%
		California--0.6%
500,000		Southern California Metropolitan Water District, CA (2001 Series C-1), Daily VRDNs (Lloyds TSB Bank PLC, London LIQ)	A-1+/Aa2		500,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Puerto Rico--0.1%
$100,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+/Aaa		$100,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			600,000

		TOTAL INVESTMENTS (IDENTIFIED COST $75,180,257)[3]			$78,578,134

Securities that are subject to alternative minimum tax represent 18.4% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 28, 2002, these securities amounted to $1,514,436 which represents 1.9% of net assets.

3 The cost of investments for federal tax purposes amounts to $75,180,257. The net unrealized appreciation of investments on a federal tax basis amounts to $3,397,877 which is comprised of $3,759,005 appreciation and $361,128 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($79,606,743) at February 28, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $75,180,257)		$78,578,134
Cash		44,233
Income receivable		1,073,305
Receivable for shares sold		254,610

TOTAL ASSETS		79,950,282

Liabilities:
Payable for shares redeemed	$35,253
Income distribution payable	294,800
Accrued expenses	13,486

TOTAL LIABILITIES		343,539

Net assets for 7,294,739 shares outstanding		$79,606,743

Net Assets Consist of:
Paid in capital		$79,726,473
Net unrealized appreciation of investments		3,397,877
Accumulated net realized loss on investments and futures transactions		(3,519,090)
Undistributed net investment income		1,483

TOTAL NET ASSETS		$79,606,743

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($35,213,923 ÷ 3,226,879 shares outstanding)		$10.91

Offering price per share (100/95.50 of $10.91)[1]		$11.42

Redemption proceeds per share		$10.91

Class B Shares:
Net asset value per share ($44,392,820 ÷ 4,067,860 shares outstanding)		$10.91

Offering price per share		$10.91

Redemption proceeds per share (94.50/100 of $10.91)[1]		$10.31

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$2,073,732

Expenses:
Investment adviser fee		$155,011
Administrative personnel and services fee		76,863
Custodian fees		2,423
Transfer and dividend disbursing agent fees and expenses		21,779
Directors'/Trustees' fees		1,143
Auditing fees		9,066
Legal fees		1,880
Portfolio accounting fees		33,736
Distribution services fee--Class A Shares		42,849
Distribution services fee--Class B Shares		162,099
Shareholder services fee--Class A Shares		42,849
Shareholder services fee--Class B Shares		54,033
Share registration costs		15,075
Printing and postage		9,341
Insurance premiums		640
Miscellaneous		1,356

TOTAL EXPENSES		630,143

Waivers and Reimbursement:
Waiver of investment adviser fee	$(155,011)
Waiver of distribution services fee--Class A Shares	(42,849)
Waiver of transfer and dividend disbursing agent fees and expenses	(199)
Reimbursement of other operating expenses	(74,322)

TOTAL WAIVERS AND REIMBURSEMENT		(272,381)

Net expenses			357,762

Net investment income			1,715,970

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(231,370)
Net change in unrealized depreciation of investments			(974,790)

Net realized and unrealized loss on investments			(1,206,160)

Change in net assets resulting from operations			$509,810

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,715,970	$2,925,197
Net realized loss on investments and futures transactions	(231,370)	(154,083)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(974,790)	2,850,118

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	509,810	5,621,232

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(831,563)	(1,250,826)
Class B Shares	(884,105)	(1,674,371)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,715,668)	(2,925,197)

Share Transactions:
Proceeds from sale of shares	18,063,558	24,324,237
Net asset value of shares issued to shareholders in payment of distributions declared	657,412	1,406,178
Cost of shares redeemed	(11,662,029)	(14,714,765)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,058,941	11,015,650

Change in net assets	5,853,083	13,711,685

Net Assets:
Beginning of period	73,753,660	60,041,975

End of period (includes undistributed net investment income of $1,483 at February 28, 2002)	$79,606,743	$73,753,660

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$11.08	$10.65	$10.49	$11.13	$10.73	$10.27
Income From Investment Operations:
Net investment income	0.26 [1]	0.53	0.52	0.52	0.53	0.55
Net realized and unrealized gain (loss) on investments	(0.17)[1]	0.43	0.16	(0.64)	0.40	0.46

TOTAL FROM INVESTMENT OPERATIONS	0.09	0.96	0.68	(0.12)	0.93	1.01

Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.52)	(0.52)	(0.53)	(0.55)

Net Asset Value, End of Period	$10.91	$11.08	$10.65	$10.49	$11.13	$10.73

Total Return[2]	0.87%	9.27%	6.82%	(1.20)%	8.84%	10.11%

Ratios to Average Net Assets:

Expenses	0.51%[3]	0.50%	0.50%	0.50%	0.69%	0.66%

Net investment income	4.85%[1,3]	4.91%	5.08%	4.70%	4.84%	5.25%

Expense waiver/reimbursement[4]	0.84%[3]	0.91%	0.97%	1.07%	1.42%	1.97%

Supplemental Data:

Net assets, end of period (000 omitted)	$35,214	$30,079	$23,465	$28,054	$28,792	$22,000

Portfolio turnover	7%	30%	57%	35%	6%	29%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,			Period Ended
	2/28/2002	2001	2000	1999	8/31/1998 [1]
Net Asset Value, Beginning of Period:	$11.08	$10.65	$10.49	$11.13	$10.87
Income From Investment Operations:
Net investment income	0.22 [2]	0.45	0.45	0.44	0.33
Net realized and unrealized gain (loss) on investments	(0.17)[2]	0.43	0.16	(0.64)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.88	0.61	(0.20)	0.59

Less Distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.45)	(0.44)	(0.33)

Net Asset Value, End of Period	$10.91	$11.08	$10.65	$10.49	$11.13

Total Return[3]	0.49%	8.46%	6.03%	(1.92)%	5.53%

Ratios to Average Net Assets:

Expenses	1.26%[4]	1.25%	1.25%	1.25%	1.40%[4]

Net investment income	4.10%[2,4]	4.16%	4.34%	3.96%	4.14%[4]

Expense waiver/reimbursement[5]	0.59%[4]	0.66%	0.72%	0.82%	1.16%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$44,393	$43,675	$36,577	$35,594	$10,020

Portfolio turnover	7%	30%	57%	35%	6%

1 Reflects operations for the period from December 1, 1997 (date of initial public investment) to August 31, 1998.

2 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Change in Accounting Principle

Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Six Months Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)
Increase (decrease)	$1,181	$1,181	$302	$(302)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code"), as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,779,290, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 513,799

2004	$ 218,330

2008	$1,047,161

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,094,956	$12,011,252	874,000	$9,419,534
Shares issued to shareholders in payment of distributions declared	25,579	278,768	48,407	521,246
Shares redeemed	(608,134)	(6,618,618)	(411,024)	(4,413,827)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	512,401	$5,671,402	511,383	$5,526,953

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	554,261	$6,052,306	1,384,295	$14,904,703
Shares issued to shareholders in payment of distributions declared	34,725	378,644	82,226	884,932
Shares redeemed	(462,422)	(5,043,411)	(959,403)	(10,300,938)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	126,564	$1,387,539	507,118	$5,488,697

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	638,965	$7,058,941	1,018,501	$11,015,650

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive a portion of its fee. FSSC can modify or terminate this voluntary waiver at any time as its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the six months ended February 28, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $14,200,000 and $14,400,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$12,057,840

Sales	$4,991,200

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2002, 21.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.6% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

4031005 (4/02)

Federated Investors
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--98.3%
	Michigan--98.3%
$500,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50%, 5/1/2014	AAA/Aaa		$543,195
1,000,000	Anchor Bay, MI, School District, Refunding UT GO Bonds (Series III), 5.50%, 5/1/2017	AAA/Aaa		1,067,800
1,070,000	Anchor Bay, MI, School District, UT GO Q-SBFL Bonds (Series 1999I), 5.75% (Original Issue Yield: 5.80%), 5/1/2014	AAA/Aaa		1,203,825
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (Original Issue Yield: 5.70%), 5/1/2014	AAA/Aaa		1,172,371
1,125,000	Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	AAA/Aaa		1,145,936
1,800,000	Byron Center, MI, Public Schools, UT GO Bonds, 5.50%, 5/1/2014	AAA/Aaa		1,949,364
2,050,000	Caledonia, MI, Community Schools, UT GO Q-SBLF Bonds, 5.40% (Original Issue Yield: 5.48%), 5/1/2018	AAA/Aaa		2,132,923
1,775,000	Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (Original Issue Yield: 5.63%), 5/1/2018	AAA/Aaa		1,869,732
1,070,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25%, 5/1/2014	AAA/Aaa		1,133,612
1,245,000	Charlevoix, MI, Public School District, Refunding UT GO Bonds, 5.25%, 5/1/2016	AAA/Aaa		1,302,095
1,775,000	Chippewa Valley, MI Schools, School Building & Site Refunding Bonds, 5.50%, 5/1/2015	AAA/Aaa		1,919,272
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75%, (FSA INS)/Original Issue Yield: 4.93%), 4/1/2010	AAA/Aaa		1,460,797
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	AAA/Aaa		1,006,130
1,000,000	Detroit, MI, UT GO Bonds (Series 2001A-1), 5.375% (MBIA INS), 4/1/2017	AAA/Aaa		1,052,780
2,000,000	Detroit, MI, Water Supply System, Revenue Refunding Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.10%), 7/1/2002	AAA/Aaa		2,030,940
1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA/Aaa		1,066,470
1,395,000	Dowagiac Union School District, MI (Series 2002), School Building & Site UT GO Bonds, 5.50%, 5/1/2016	AAA/Aaa		1,500,113
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,925,000	East Grand Rapids, MI, Public School District, Refunding UT Q-SBFL GO Bonds (Series 2001), 5.50%, 5/1/2019	AAA/Aaa		$2,018,824
1,000,000	Eastern Michigan University, Revenue Bonds, 6.10% (Original Issue Yield: 6.15%), 6/1/2004	AAA/Aaa		1,021,630
1,000,000	Ecorse, MI, Public School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.59%), 5/1/2017	AAA/Aaa		1,055,970
2,160,000	Ferndale, MI, School District, Refunding UT GO Bonds, 5.25%, 5/1/2016	AAA/Aaa		2,259,058
2,000,000	Forest Hills, MI, Public School, UT GO Bonds, 5.25% (Original Issue Yield: 5.50%), 5/1/2019	NR/Aa2		2,056,720
250,000	Garden City, MI, School District, UT GO Refunding Bonds, 5.90% (FSA INS), 5/1/2005	AAA/Aaa		268,650
565,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.00% (FSA INS), 5/1/2006	AAA/Aaa		612,025
515,000	Garden City, MI, School District, UT GO Q-SBFL Refunding Bonds, 6.10% (FSA INS), 5/1/2007	AAA/Aaa		558,950
1,000,000	Harper Creek, MI, Community School District, UT GO Q-SBLF Bonds, 5.125% (Original Issue Yield: 5.21%), 5/1/2021	AAA/Aaa		1,005,820
1,650,000	Hartland, MI, Consolidated School District, UT GO Bonds, 5.75%, 5/1/2010	AA+/Aa1		1,844,073
1,660,000	Hemlock, MI, Public School District, UT GO Bonds, 5.50%, 5/1/2018	AAA/Aaa		1,754,902
1,375,000	Howell, MI, Public Schools, Refunding UT GO Bonds (Series 2001), 5.25%, 5/1/2014	AAA/Aaa		1,453,320
2,000,000	Howell, MI, Public Schools, UT GO Bonds, 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 5/1/2022	AAA/Aaa		2,265,740
3,600,000	Huron Valley, MI, School District, UT GO Bonds, 5.50%, 5/1/2013	AAA/Aaa		3,919,428
2,000,000	Jackson County, MI, Public Schools, UT GO Q-SBFL Bonds, 5.60% (Original Issue Yield: 5.70%), 5/1/2019	AAA/Aaa		2,114,880
1,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2015	AA/Aa3		1,047,060
1,000,000	Lake Orion, MI, School District, UT GO Q-SBFL Refunding Bonds, 6.05% (AMBAC INS), 5/1/2002	AAA/Aaa		1,008,110
1,500,000	Lakeshore, MI, Public Schools, UT GO Bonds, 5.70% (Original Issue Yield: 5.92%), 5/1/2022	AAA/Aaa		1,650,480
1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50%, (AMBAC INS) 11/15/2021	AAA/Aaa		1,782,637
1,000,000	Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000), 5.40% (Original Issue Yield: 5.50%), 5/1/2016	AA+/Aa1		1,057,210
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Madison, MI, District Public Schools, Refunding UT GO Bonds, 5.50%, 5/1/2015	AAA/Aaa		$1,064,140
1,000,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 1996D), 5.30% (Marquette General Hospital, MI), 4/1/2005	AAA/Aaa		1,068,770
2,000,000	Mattawan, MI, Consolidated School District, UT GO Bonds, 5.65% (Original Issue Yield: 5.67%), 5/1/2018	AAA/Aaa		2,134,860
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65% (AMBAC INS), 6/1/2010	AAA / NR		1,428,975
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		1,100,610
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund), 10/1/2013	AA+/Aa1		2,406,197
1,500,000	Michigan Municipal Bond Authority, Revenue Refunding Q-SBFL Bonds (Series A), 6.00% (Original Issue Yield: 6.10%), 5/1/2002	AA+/Aa2		1,511,925
3,000,000	Michigan Public Power Agency, Revenue Refunding Bonds (Series A), Belle River Project, 5.70% (Original Issue Yield: 5.80%), 1/1/2003	AA-/A1		3,104,010
1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	AA+/Aa1		1,054,600
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Refunding Bonds (Series B), 6.00% (Original Issue Yield: 6.05%), 5/15/2007	AA/Aa3		1,029,050
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group, MI), 11/15/2016	A/A1		1,034,270
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (AMBAC INS)/(St. John Hospital)/(Original Issue Yield: 5.05%), 5/15/2013	AAA/#Aaa		1,042,420
1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	AA-/Aa3		1,231,905
1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		1,013,030
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/(Original Issue Yield: 5.26%), 8/15/2011	AA-/Aa2		1,397,769
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group), 11/15/2011	AAA/Aaa		2,178,380
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$440,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 6.25% (Crittenton Hospital, MI), 3/1/2002	A+/A1		$440,158
800,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.95% (FGIC INS)/(Oakwood Obligated Group)/(Original Issue Yield: 6.05%), 5/1/2002	AAA/Aaa		806,168
1,000,000	Michigan State Housing Development Authority (Series A), Rental Housing Revenue Bonds, 5.55%, 4/1/2004	AAA/Aaa		1,052,460
575,000	Michigan State Housing Development Authority, LO Multifamily Housing Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GNMA COL), 7/20/2019	NR/Aaa		609,891
500,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 5.90%, 12/1/2005	AA+/NR		515,855
430,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 6.25%, 6/1/2002	AA+/NR		431,479
35,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 7.00%, 12/1/2005	AA+/NR		35,444
280,000	Michigan State Housing Development Authority, Revenue Bonds (Series B), 6.30%, 12/1/2003	AA+/NR		285,872
1,000,000	Michigan State Housing Development Authority, Revenue Bonds (Series E), 5.55%, 12/1/2007	AA+/NR		1,078,790
1,000,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA INS), 12/1/2016	AAA / NR		1,013,740
25,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series B), 6.95%, 12/1/2020	AA+/NR		25,281
1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50%, (FSA INS), 11/1/2018	AAA/Aaa		1,061,150
500,000	Michigan State, UT GO Refunding Bonds, 5.50%, 12/1/2015	AAA/Aaa		554,910
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds, 4.85% TOBs (Detroit Edison Co.) (AMBAC INS), Mandatory Tender 9/1/2011	AAA/Aaa		1,039,780
250,000	Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	BBB+/A3		275,185
500,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 1998), 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	A/NR		490,800
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan Strategic Fund, LT Obligation Revenue Refunding PCR Bonds (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	A-/A3		$990,570
1,250,000	Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75% (Original Issue Yield: 5.86%), 5/1/2020	AAA/Aaa		1,336,838
4,250,000	Monroe County, MI, Pollution Control Authority, PCR Revenue Bonds (Series A), 6.35% (Detroit Edison Co.)/ (AMBAC INS), 12/1/2004	AAA/Aaa		4,653,750
1,005,000	Montague, MI, Public School District, Refunding UT GO Bonds, 5.50%, 5/1/2015	AAA/Aaa		1,083,470
1,200,000	Newaygo, MI, Public Schools, UT GO Q-SBFL Bonds, 5.50%, 5/1/2014	AAA/Aaa		1,286,760
300,000	Oakland & Washtenaw Counties, MI, Revenue Bonds, 6.65% (Oakland Community College District)/(Original Issue Yield 6.743%), 5/1/2011	AA-/NR		308,625
1,765,000	Oakland County, MI, EDC, LT Obligation Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(First of America Bank LOC), 6/1/2014	NR/Aa3		1,829,422
1,130,000	Oakland University, MI, Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 5.835%), 5/15/2015	AAA/Aaa		1,195,348
610,000	Okemos, MI, Public School District, UT GO Q-SBFL Refunding Bonds, 6.00%, 5/1/2002	AA+/Aa2		614,886
1,000,000	Paw Paw, MI, Public School District, School Building & Site UT GO Q-SBFL Bonds, 5.50% (Original Issue Yield: 5.60%), 5/1/2020	AAA/Aaa		1,040,970
400,000	Plymouth-Canton, MI, Community School District, UT GO Q-SBFL Bonds (Series C), 6.00% (Original Issue Yield: 6.10%), 5/1/2003	AA+/Aa2		411,176
350,000	Rochester, MI, Community School District, UT GO Q-SBFL Bonds, 6.50% (United States Treasury PRF)/(Original Issue Yield: 6.60%), 5/1/2007	AA+/NR		353,101
250,000	Rochester, MI, Community School District, UT GO Q-SBFL Bonds, 6.50% (United States Treasury PRF)/(Original Issue Yield: 6.75%), 5/1/2011	AA+/NR		252,215
1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00% (Original Issue Discount: 5.40%), 5/1/2011	AAA/Aaa		1,334,584
1,500,000	Saginaw, MI, Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.), 7/1/2013	AAA/Aaa		1,613,775
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$2,000,000	Saline, MI, Area Schools, UT GO Q-SBFL Bonds (Series 2000A), 5.75%, 5/1/2018	AAA/Aaa		$2,143,140
1,000,000	Sault Ste Marie, MI, Area Public Schools, UT GO Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2019	AAA/Aaa		1,032,340
675,000	South Lyon, MI, Community School District, UT GO Q-SBFL Bonds (Series A), 5.75% (Original Issue Yield: 5.85%), 5/1/2019	AA+/Aa1		719,530
1,500,000	University of Michigan, Hospital Revenue Refunding Bonds (Series A), 5.70% (Original Issue Yield: 5.80%), 12/1/2004	AA/Aa1		1,563,015
1,000,000	Utica, MI, Community Schools, UT GO Q-SBLF School Building & Site Refunding Bonds GTD, 5.50%, 5/1/2016	AAA/Aaa		1,075,350
1,000,000	Waverly, MI, Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (FGIC INS)/(Original Issue Discount: 5.42%) 5/1/2015	AAA/Aaa		1,092,860
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA INS)/(Original Issue Yield: 5.40%), 6/1/2009	AAA/Aaa		1,075,130
1,775,000	West Bloomfield, MI, School District, Refunding UT GO Bonds, 5.50% (MBIA INS), 5/1/2015	AAA/Aaa		1,916,113
1,000,000	West Branch Rose City, MI, Area School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.60%), 5/1/2017	AAA/Aaa		1,054,710
1,000,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.25% (Original Issue Yield: 6.628%), 10/1/2017	AAA/Aaa		1,044,710
885,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.10%, 10/1/2002	AAA/Aaa		909,090

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $114,646,203)			119,762,194

	SHORT-TERM MUNICIPALS--0.4%
	Michigan--0.2%
200,000	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	NR/Aaa		200,000

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPALS--continued
	Puerto Rico--0.2%
$300,000	Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	AA/Aaa		$300,000

	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			500,000

	TOTAL INVESTMENTS (IDENTIFIED COST $115,146,203)[2]			$120,262,194

Securities that are subject to alternative minimum tax represent 9.4% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $115,146,203. The net unrealized appreciation of investments on a federal tax basis amounts to $5,115,991 which is comprised of $5,142,741 appreciation and $26,750 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($121,860,324) at February 28, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $115,146,203)		$120,262,194
Cash		31,207
Income receivable		1,903,867
Receivable for shares sold		143,469

TOTAL ASSETS		122,340,737

Liabilities:
Income distribution payable	$462,994
Accrued expenses	17,419

TOTAL LIABILITIES		480,413

Net assets for 11,095,748 shares outstanding		$121,860,324

Net Assets Consist of:
Paid in capital		$118,061,396
Net unrealized appreciation of investments		5,115,991
Accumulated net realized loss on investments		(1,337,139)
Undistributed net investment income		20,076

TOTAL NET ASSETS		$121,860,324

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($121,860,324 ÷ 11,095,748 shares outstanding)		$10.98

Offering price per share (100/97.00 of $10.98)[1]		$11.32

Redemption proceeds per share		$10.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$2,841,557

Expenses:
Investment adviser fee		$218,726
Administrative personnel and services fee		61,987
Custodian fees		2,843
Transfer and dividend disbursing agent fees and expenses		19,437
Directors'/Trustees' fees		1,312
Auditing fees		9,919
Legal fees		2,297
Portfolio accounting fees		28,872
Shareholder services fee		136,704
Share registration costs		10,280
Printing and postage		7,273
Insurance premiums		656
Miscellaneous		1,094

TOTAL EXPENSES		501,400

Waivers:
Waiver of investment adviser fee	$(125,658)
Waiver of shareholder services fee	(98,427)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,228)

TOTAL WAIVERS		(225,313)

Net expenses			276,087

Net investment income			2,565,470

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			119,580
Net change in unrealized appreciation of investments			(790,937)

Net realized and unrealized loss on investments			(671,357)

Change in net assets resulting from operations			$1,894,113

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,565,470	$4,717,695
Net realized gain on investments	119,580	139,270
Net change in unrealized appreciation/depreciation	(790,937)	3,761,248

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,894,113	8,618,213

Distributions to Shareholders:
Distributions from net investment income	(2,563,700)	(4,717,695)

Share Transactions:
Proceeds from sale of shares	60,106,889	31,342,460
Net asset value of shares issued to shareholders in payment of distributions declared	539,948	1,008,627
Cost of shares redeemed	(45,160,102)	(18,385,303)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,486,735	13,965,784

Change in net assets	14,817,148	17,866,302

Net Assets:
Beginning of period	107,043,176	89,176,874

End of period (including undistributed net investment income of $20,076 at February 28, 2002)	$121,860,324	$107,043,176

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$11.06	$10.64	$10.62	$11.09	$10.85	$10.70
Income From Investment Operations:
Net investment income	0.26 [1]	0.53	0.53	0.53	0.53	0.54
Net realized and unrealized gain (loss) on investments	(0.09)[1]	0.42	0.02	(0.47)	0.24	0.15

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.95	0.55	0.06	0.77	0.69

Less Distributions:
Distributions from net investment income	(0.25)	(0.53)	(0.53)	(0.53)	(0.53)	(0.54)

Net Asset Value, End of Period	$10.98	$11.06	$10.64	$10.62	$11.09	$10.85

Total Return[2]	1.61%	9.12%	5.39%	0.47%	7.27%	6.59%

Ratios to Average Net Assets:
Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	4.69%[1,3]	4.86%	5.07%	4.81%	4.85%	5.00%

Expense waiver/reimbursement[4]	0.41%[3]	0.42%	0.52%	0.50%	0.55%	0.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$121,860	$107,043	$89,177	$74,510	$77,731	$67,592

Portfolio turnover	6%	13%	40%	17%	15%	12%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxed imposed by the state of Michigan and Michigan municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Change in Accounting Principle

Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Six Months Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)
Increase (decrease)	$18,306	$18,306	$1,770	$(1,746)	$(24)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of Internal Revenue Code (the "Code"), as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,456,721, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$649,939

2008	804,301

2009	2,481

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2002	Year Ended 8/31/2001
Shares sold	5,481,332	2,893,302
Shares issued to shareholders in payment of distributions declared	49,437	93,167
Shares redeemed	(4,110,799)	(1,694,931)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,419,970	1,291,538

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses

Interfund Transactions

During the six months ended February 28, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $20,800,000 and $22,645,860, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$21,399,798

Sales	$6,491,331

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2002, 26.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.1% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313923302

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

3032602 (4/02)

Federated Investors
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--97.5%
	North Carolina--94.5%
$1,190,000	Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA/Aaa		$1,262,055
995,000	Asheville, NC, Housing Authority, Multifamily Housing Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/ (FNMA GTD) 9/1/2033	AAA/NR		1,009,020
500,000	Broad River, NC, Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (Original Issue Yield: 5.55%), 6/1/2026	NR/Aaa		515,065
500,000	Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007	AA-/Aa2		532,650
500,000	Catawba County, NC, Hospital Revenue Refunding Bonds, 5.95% (Catawba Memorial Hospital)/(United States Treasury PRF)/(Original Issue Yield: 6.00%), 10/1/2005	AAA/Aaa		523,375
2,000,000	Charlotte, NC, Airport Revenue Bond (Series B), 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA/Aaa		2,128,320
1,000,000	Charlotte, NC, COP, 5.50% (Charlotte Convention Facilities Project)/(Original Issue Yield: 5.70%), 12/1/2020	AAA/Aa1		1,053,550
1,000,000	Charlotte, NC, Water & Sewer System, Revenue Bonds, 5.125% (Original Issue Yield: 5.28%), 6/1/2026	AA+/Aa2		1,009,620
1,500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Bonds (Series 2001A), 5.00% (Carolinas Healthcare System)/(Original Issue Yield: 5.30%), 1/15/2031	AA/Aa3		1,454,235
1,000,000	Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	BBB/Baa2		999,890
1,000,000	Cumberland County, NC, GO UT Bonds, 5.70% (Original Issue Yield: 5.78%), 3/1/2017	AA-/Aa3		1,096,710
1,000,000	Durham County, NC, Multifamily Housing Revenue Bonds, 5.65% TOBs (Alston Village Apartments)/(FNMA GTD) 3/1/2034	AAA/NR		1,013,840
710,000	Durham, NC, Water & Sewer Utility System, Revenue Bonds (Series 2001), 5.00% (Original Issue Yield: 5.16%), 6/1/2021	AA/Aa3		711,924
1,000,000	Fayetteville, NC, Public Works Commission, Revenue Bonds (Series 1999), 5.70% (Original Issue Yield: 5.79%), 3/1/2019	AAA/Aaa		1,073,610
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$250,000	Fayetteville, NC, Public Works Commission, Revenue Bonds (Series B), 5.90% (FSA INS)/(Original Issue Yield: 6.00%), 3/1/2007	AAA/Aaa		$255,092
1,000,000	Forsyth County, NC, COP, 5.375%, 10/1/2022	AA+/Aa1		1,032,200
900,000	Gastonia, NC, Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (Original Issue Yield: 5.85%), 5/1/2019	AAA/Aaa		961,749
500,000	Greensboro, NC, Enterprise System, Water and Sewer System Revenue Bonds (Series A), 5.125% (Original Issue Yield: 5.24%), 6/1/2020	AA-/Aa3		507,980
750,000	Harnett County, NC, COP, 5.50%, 12/1/2015	AAA/Aaa		808,957
1,000,000	Haywood County, NC, Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp. Project)/(Original Issue Yield: 6.42%), 11/1/2024	NR/Baa2		1,039,940
1,000,000	Henderson County, NC, COP, 5.00% (Henderson County School Project)/(Original Issue Yield: 5.10%), 3/1/2021	AAA/Aaa		1,002,090
1,000,000	High Point, NC, Public Improvement GO UT Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	AA/Aa3		1,073,850
250,000	Iredell County, NC, COP, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA/Aaa		257,927
1,500,000	Martin County, NC, IFA (Series 1995), Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	BBB/Baa2		1,507,710
500,000	Mooresville, NC, Grade School District Facilities Corp., COP, 6.30% (AMBAC INS)/(Original Issue Yield: 6.348%), 10/1/2009	AAA/Aaa		523,895
500,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2001A), 5.125% (Duke University)/(Original Issue Yield: 5.40%), 10/1/2041	AA+/Aa1		494,540
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB/Baa3		535,375
995,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA/Aa2		1,020,343
990,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA/Aa2		1,043,846
500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031	NR/NR		506,010
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes Project)/(Original Issue Yield: 7.00%), 10/1/2021	NR/NR		$523,425
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A/NR		1,071,560
625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital Project)/(Asset Guaranty INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA/NR		640,219
1,000,000	North Carolina Medical Care Commission, Health System Revenue Bonds, 5.25% (Mission-St. Josephs Health System)/ (Original Issue Yield: 5.48%), 10/1/2026	AA/Aa3		1,000,350
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/ (Original Issue Yield: 5.74%), 11/1/2025	AAA/Aaa		1,039,850
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	A/NR		1,066,060
200,000	North Carolina Medical Care Commission, Revenue Bonds, 5.95% (Presbyterian Health Services Corp. PRF)/(Original Issue Yield: 6.00%), 10/1/2007	NR/A1		209,302
1,000,000	North Carolina Municipal Power Agency No.1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+/Baa1		1,054,860
1,610,000	North Carolina Municipal Power Agency No.1, Revenue Bonds, 10.50% (Catawba Electric)/(United States Treasury COL), 1/1/2010	AAA/#Aaa		2,074,292
1,000,000	Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County), 10/1/2021	AA/NR		962,900
1,200,000	Piedmont Triad, NC, Airport Authority, Airport Revenue Bonds (Series 1999A), 5.875% (Original Issue Yield: 6.02%), 7/1/2019	AAA/Aaa		1,290,108
1,000,000	Pitt County, NC, COP (Series 2000B), 5.50% (School Facilities Project)/(Original Issue Yield: 5.63%), 4/1/2025	AAA/Aaa		1,042,650
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$1,500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(United States Treasury COL)/(Original Issue Yield: 5.85%), 12/1/2021	NR/Aaa		$1,533,870
2,000,000	Randolph County, NC, COP (Series 2000), 5.60% (Original Issue Yield: 5.77%), 6/1/2018	AAA/Aaa		2,129,620
1,000,000	Wake County, NC, Industrial Facilities & PCFA, Revenue Bonds, 5.375% (Carolina Power & Light Co.), 2/1/2017	BBB+/A3		1,014,030
2,050,000	Wilmington, NC, COP (Series A), 5.35% (Original Issue Yield: 5.45%), 6/1/2024	NR/Aaa		2,103,054
500,000	Wilmington, NC, Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (Original Issue Yield: 5.76%), 6/1/2018	AAA/Aaa		537,660

	TOTAL			46,249,178

	Puerto Rico--3.0%
400,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	BBB/Baa2		416,852
1,000,000	Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (Original Issue Yield: 5.80%), 8/1/2030	A-/Baa3		1,037,420

	TOTAL			1,454,272

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $45,370,806)			47,703,450

	SHORT-TERM MUNICIPAL--1.0%
	Puerto Rico--1.0%
500,000	Puerto Rico Government Development Bank Weekly VRDNs (MBIA INS)/ (Credit Suisse First Boston LIQ) (at amortized cost $500,000)	AA/Aaa		500,000

	TOTAL INVESTMENTS (IDENTIFIED COST $45,870,806)[2]			$48,203,450

Securities that are subject to alternative minimum tax represent 21.1% of the fund's portfolio calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $45,870,806. The net unrealized appreciation of investments on a federal tax basis amounts to $2,332,644 which is comprised of $2,352,479 appreciation and $19,835 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($48,924,898) at February 28, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $45,870,806)		$48,203,450
Cash		11,399
Income receivable		779,275
Receivable for investments sold		605,000
Receivable for shares sold		40,128

TOTAL ASSETS		49,639,252

Liabilities:
Payable for investments purchased	$501,231
Income distribution payable	191,426
Accrued expenses	21,697

TOTAL LIABILITIES		714,354

Net assets for 4,496,292 shares outstanding		$48,924,898

Net Assets Consist of:
Paid in capital		$47,056,388
Net unrealized appreciation of investments		2,332,644
Accumulated net realized loss on investments		(469,422)
Undistributed net investment income		5,288

TOTAL NET ASSETS		$48,924,898

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($48,924,898 ÷ 4,496,292 shares outstanding)		$10.88

Offering price per share (100/95.50 of $10.88)[1]		$11.39

Redemption proceeds per share		$10.88

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$1,296,035

Expenses:
Investment adviser fee		$94,899
Administrative personnel and services fee		61,986
Custodian fees		1,389
Transfer and dividend disbursing agent fees and expenses		10,092
Directors'/Trustees' fees		1,023
Auditing fees		8,693
Legal fees		1,805
Portfolio accounting fees		27,468
Distribution services fee		59,312
Shareholder services fee		59,312
Share registration costs		8,027
Printing and postage		7,485
Insurance premiums		617
Miscellaneous		583

TOTAL EXPENSES		342,691

Waivers:
Waiver of investment adviser fee	$(94,081)
Waiver of distribution services fee	(59,312)
Waiver of transfer and dividend disbursing agent fees and expenses	(711)

TOTAL WAIVERS		(154,104)

Net expenses			188,587

Net investment income			1,107,448

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			127,142
Net change in unrealized appreciation of investments			(605,421)

Net realized and unrealized loss on investments			(478,279)

Change in net assets resulting from operations			$629,169

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,107,448	$2,103,089
Net realized gain on investments	127,142	416,324
Net change in unrealized appreciation of investments	(605,421)	1,905,854

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	629,169	4,425,267

Distributions to Shareholders:
Distributions from net investment income	(1,106,450)	(2,101,658)

Share Transactions:
Proceeds from sale of shares	4,062,723	6,780,707
Net asset value of shares issued to shareholders in payment of distributions declared	180,016	342,317
Cost of shares redeemed	(2,075,992)	(3,660,398)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,166,747	3,462,626

Change in net assets	1,689,466	5,786,235

Net Assets:
Beginning of period	47,235,432	41,449,197

End of period (including undistributed net investment income of $5,288 at February 28, 2002)	$48,924,898	$47,235,432

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,		Three Months Ended	Year Ended May 31,
	2/28/02	2001	2000	8/31/99 [1,2]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.99	$10.45	$10.44	$10.72	$10.89	$10.57	$10.34
Income From Investment Operations:
Net investment income	0.25 [3]	0.50	0.49	0.11	0.47	0.45	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)[3]	0.54	0.02	(0.28)	(0.07)	0.32	0.23

TOTAL FROM INVESTMENT OPERATIONS	0.14	1.04	0.51	(0.17)	0.40	0.77	0.72

Less Distributions:
Distributions from net investment income	(0.25)	(0.50)	(0.49)	(0.11)	(0.47)	(0.45)	(0.49)
Distributions from net realized gain on investments and futures contracts	--	--	(0.01)	--	(0.10)	--	--

TOTAL DISTRIBUTIONS	(0.25)	(0.50)	(0.50)	(0.11)	(0.57)	(0.45)	(0.49)

Net Asset Value, End of Period	$10.88	$10.99	$10.45	$10.44	$10.72	$10.89	$10.57

Total Return[4]	1.32%	10.23%	5.14%	(1.56)%	3.65%	7.77%	7.13%

Ratios to Average Net Assets:
Expenses	0.79%[5]	0.79%	0.79%	0.64%[5]	0.52%	0.51%	0.63%

Net investment income	4.66%[3,5]	4.71%	4.77%	4.27%[5]	4.28%	4.50%	4.60%

Expense waiver/reimbursement[6]	0.65%[5]	0.68%	0.79%	1.22%[5]	0.75%	0.75%	0.75%

Supplemental Data:
Net assets, end of period (000 omitted)	$48,925	$47,235	$41,449	$41,182	$40,177	$36,013	$35,892

Portfolio turnover	11%	28%	66%	40%	18%	41%	30%

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

2 Beginning with the three months ended August 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.66% to 4.67%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of North Carolina.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. These distributions from net investment income do not represent a return of capital for federal tax purposes. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Change in Accounting Principle

Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Six Months Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$4,291	$4,291	$998	$(110)	$(888)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $596,564, which will reduce the Fund's net taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$157,118

2008	$439,446

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2002	Year Ended 8/31/2001
Shares sold	373,971	641,404
Shares issued to shareholders in payment of distributions declared	16,651	32,036
Shares redeemed	(192,574)	(341,668)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	198,048	331,772

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,860,000 and $10,160,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$6,849,600

Sales	$5,407,599

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2002, 11.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 5.5% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313923500

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G02671-04 (4/02)

Federated Investors
World-Class Investment Manager

Federated New York Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--93.1%
		New York--91.1%
$500,000		Albany, NY, IDA, Civic Facility Revenue Bonds (Series A), 5.75% (Albany Law School)/(Asset Guaranty INS)/(Original Issue Yield: 5.83%), 10/1/2030	AA/NR		$532,190
500,000		Amherst, NY, IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(Original Issue Yield: 5.82%), 8/1/2025	AAA/Aaa		542,215
500,000		Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB/Baa2		505,380
750,000		Long Island Power Authority, Electric System Revenue Bonds (Series A), 5.50% (FSA INS), 12/1/2012	AAA/Aaa		839,513
700,000		Long Island Power Authority, Revenue Bonds (Original Issue Yield: 5.95%), 6/1/2027	AAA/Aaa		191,268
500,000		Monroe County, NY, IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Asset Guaranty INS)/(Original Issue Yield: 5.25%), 6/1/2026	AA/NR		501,855
500,000		Monroe County, NY, IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA INS), 10/1/2021	NR/Aaa		512,435
250,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore Health System Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR		247,832
305,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2012	A/Baa1		347,801
330,000		Nassau County, NY, IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2013	A/Baa1		376,309
500,000		New York City, Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	AA/Aa2		492,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$500,000		New York City, Municipal Water Finance Authority, Refunding Revenue Bonds (Series 2001E), 5.125% (Original Issue Yield: 5.43%), 6/15/2031	AA/Aa2		$496,960
500,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 1995), 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	NR/Baa2		530,730
250,000		New York City, NY, IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	AAA/Aaa		264,270
400,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 6.375% (Staten Island University Hospital), 7/1/2031	NR/Baa3		400,916
415,000		New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	NR		435,945
400,000		New York City, NY, IDA, IDRB (Series 1997), 5.75% (Brooklyn Navy Yard Cogeneration Partners LP Project)/(Original Issue Yield: 5.81%), 10/1/2036	BBB-/Baa3		395,824
500,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I, LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		452,410
1,000,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	BBB-/Ba1		762,780
750,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 6.90% (American Airlines), 8/1/2024	BB/B1		649,275
500,000		New York City, NY, GO UT Bonds (Series B), 7.25% (Original Issue Yield: 7.55%), 8/15/2019	A-/#Aaa		567,920
1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Asset Guaranty INS), 7/1/2020	AAA/NR		1,093,750
500,000		New York State Dormitory Authority, FHA-Insured Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center), 8/1/2041	AA/NR		538,020
500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.00% (New York State Rehabilitation Association)/(Original Issue Yield: 5.18%), 7/1/2023	AAA/Aaa		497,695
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$900,000		New York State Dormitory Authority, Revenue Bonds (Series A), 6.50% (University of Rochester, NY)/(Original Issue Yield: 6.582%), 7/1/2019	A+/A1		$1,009,242
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Original Issue Yield: 5.30%), 7/1/2020	AA/NR		248,942
500,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Siena College)/(Original Issue Yield: 5.24%), 7/1/2031	NR/Aaa		493,525
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(Original Issue Yield: 5.28%), 7/1/2030	AAA/Aaa		507,745
500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	NR/Ba3		412,720
500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB/Baa2		504,475
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA/Aaa		950,364
115,000		New York State HFA (Series A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	AA-/A3		124,451
1,000,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA INS), 2/15/2035	AA/Aa2		1,072,480
1,000,000		New York State Medical Care Facilities Finance Agency, Revenue Bonds (Series B), 6.60% (FHA INS)/(Original Issue Yield: 6.625%), 8/15/2034	AA/Aa2		1,107,130
500,000		New York State Thruway Authority, Highway & Bridge Trust Fund Revenue Bonds (Series 2001B), 4.90% (Original Issue Yield: 4.97%), 4/1/2020	AAA/NR		498,965
500,000	[2]	Niagara County, NY, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2014	BBB/Baa1		508,440
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$400,000	[2]	Niagara Falls, NY, CSD, COP (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-/Baa2		$394,316
500,000		Port Authority of New York and New Jersey, Revenue Bonds (Series 96), 6.60% (FGIC INS)/(Original Issue Yield: 6.65%), 10/1/2023	AAA/Aaa		529,680
500,000		Suffolk County, NY, IDA, IDRB (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	NR		450,945
500,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 2001A), 5.00% (Original Issue Yield: 5.09%), 1/1/2032	AA-/Aa3		490,465
500,000		Westchester County, NY, IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Original Issue Yield: 5.21%), 10/1/2021	AA/NR		504,375
500,000		Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	BBB-/NR		516,365

		TOTAL			22,500,618

		Puerto Rico--2.0%
500,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A/Baa1		503,455

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $22,523,314)			23,004,073

		SHORT-TERM MUNICIPALS--3.6%
		New York--2.0%
500,000		New York State Energy Research & Development Authority, Pollution Control Revenue Bonds (Series 1987B), Daily VRDNs (Niagara Mohawk Power Corp.)/(JPMorgan Chase Bank LOC)	A-1+/NR		500,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Puerto Rico--1.6%
$400,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	A-1+ / VMIG1		$400,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $23,423,314)[3]			$23,904,073

Securities subject to alternative minimum tax represent 23.9% of the Fund's portfolio based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 28, 2002, these securities amounted to $902,756, which represents 3.7% of net assets.

3 The cost of investments for federal tax purposes amounts to $23,423,314. The net unrealized appreciation of investments on a federal tax basis amounts to $480,759, which is comprised of $990,491 appreciation and $509,732 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($24,701,205) at February 28, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $23,423,314)		$23,904,073
Cash		82,882
Income receivable		276,701
Receivable for investments sold		516,417
Prepaid expense		27,445

TOTAL ASSETS		24,807,518

Liabilities:
Payable for shares redeemed	$11
Income distribution payable	94,751
Accrued expenses	11,551

TOTAL LIABILITIES		106,313

Net assets for 2,345,278 shares outstanding		$24,701,205

Net Assets Consist of:
Paid in capital		$25,083,559
Net unrealized appreciation of investments		480,759
Accumulated net realized loss on investments		(864,918)
Undistributed net investment income		1,805

TOTAL NET ASSETS		$24,701,205

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($24,701,205 ÷ 2,345,278 shares outstanding)		$10.53

Offering price per share (100/95.50 of $10.53)[1]		$11.03

Redemption proceeds per share		$10.53

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$647,682

Expenses:
Investment adviser fee		$45,354
Administrative personnel and services fee		61,985
Custodian fees		776
Transfer and dividend disbursing agent fees and expenses		11,430
Directors'/Trustees' fees		947
Auditing fees		7,792
Legal fees		1,939
Portfolio accounting fees		24,446
Distribution services fee		28,346
Shareholder services fee		28,346
Share registration costs		9,303
Printing and postage		6,842
Insurance premiums		595
Miscellaneous		363

TOTAL EXPENSES		228,464

Waivers and Reimbursement:
Waiver of investment adviser fee	$(45,354)
Waiver of distribution services fee	(28,346)
Waiver of transfer and dividend disbursing agent fees and expenses	(148)
Reimbursement of other operating expenses	(50,881)

TOTAL WAIVERS AND REIMBURSEMENT		(124,729)

Net expenses			103,735

Net investment income			543,947

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			131,648
Net change in unrealized appreciation of investments			(691,680)

Net realized and unrealized loss on investments			(560,032)

Change in net assets resulting from operations			$(16,085)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$543,947	$1,073,247
Net realized gain on investments	131,648	295,027
Net change in unrealized appreciation on investments	(691,680)	768,765

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16,085)	2,137,039

Distributions to Shareholders:
Distributions from net investment income	(543,754)	(1,073,247)

Share Transactions:
Proceeds from sale of shares	4,750,479	3,946,546
Net asset value of shares issued to shareholders in payment of distributions declared	146,690	356,766
Cost of shares redeemed	(2,647,375)	(3,747,544)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,249,794	555,768

Change in net assets	1,689,955	1,619,560

Net Assets:
Beginning of period	23,011,250	21,391,690

End of period (including undistributed net investment income of $1,805 at February 28, 2002)	$24,701,205	$23,011,250

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.80	$10.29	$10.36	$11.00	$10.62	$10.17
Income From Investment Operations:
Net investment income	0.25 [1]	0.52	0.53	0.53	0.54	0.56
Net realized and unrealized gain (loss) on investments	(0.27)[1]	0.51	(0.07)	(0.64)	0.38	0.45

TOTAL FROM INVESTMENT OPERATIONS	(0.02)	1.03	0.46	(0.11)	0.92	1.01

Less Distributions:
Distributions from net investment income	(0.25)	(0.52)	(0.53)	(0.53)	(0.54)	(0.56)

Net Asset Value, End of Period	$10.53	$10.80	$10.29	$10.36	$11.00	$10.62

Total Return[2]	(0.15)%	10.29%	4.64%	(1.11)%	8.83%	10.13%

Ratios to Average Net Assets:

Expenses	0.91%[3]	0.91%	0.84%	0.70%	0.71%	0.66%

Net investment income	4.80%[1,3]	4.97%	5.23%	4.89%	4.96%	5.34%

Expense waiver/reimbursement[4]	1.10%[3]	1.39%	1.42%	1.51%	1.60%	1.75%

Supplemental Data:

Net assets, end of period (000 omitted)	$24,701	$23,011	$21,392	$24,347	$24,351	$22,386

Portfolio turnover	20%	40%	31%	24%	30%	59%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. The Fund offers one class of shares: Class A Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair values as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend included in dividend income, if any, is recorded at fair value.

Change in Accounting Principle

Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Six Months Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)
Increase (decrease)	$1,612	$1,612	$193	$(193)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $996,566, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$707,771

2008	$288,795

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2002	Year Ended 8/31/2001
Shares sold	453,606	375,215
Shares issued to shareholders in payment of distributions declared	14,006	33,967
Shares redeemed	(252,340)	(357,256)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	215,272	51,926

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,664,053 and $7,100,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$5,714,285

Sales	$4,477,199

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2002, 34.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.1% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313923401

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

4031009 (4/02)

Federated Investors
World-Class Investment Manager

Federated Ohio Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--100.1%
		Ohio--93.9%
$1,000,000		Akron, Bath & Copley, OH, Joint Township, Hospital Improvement Revenue Bonds, 5.00% (Children's Hospital Medical Center, Akron)/(Original Issue Yield: 5.13%), 11/15/2022	NR/Aaa		$1,001,160
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-/A1		1,077,000
1,000,000		Bay Village, OH, City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	NR/Aa2		1,011,250
1,000,000		Cleveland, OH, Airport Special Revenue Bonds, 5.375% (Continental Airlines, Inc.)/(Original Issue Yield: 5.50%), 9/15/2027	BB-/B3		694,050
2,500,000		Cleveland, OH, Airport System, Revenue Bonds (Series A), 6.00% (Original Issue Yield: 6.378%), 1/1/2024	AAA/Aaa		2,611,675
2,000,000		Cleveland, OH, Public Power System, Revenue Bonds, First Mortgage (Series A), 7.00% (MBIA INS)/(United States Treasury PRF)/(Original Issue Yield: 7.15%), 11/15/2024	AAA/Aaa		2,288,760
2,600,000		Columbus, OH, Municipal Airport Authority, Improvement Revenue Bonds, 6.25% (Port Columbus International Airport)/(Original Issue Yield: 6.35%), 1/1/2024	AAA/Aaa		2,752,724
500,000		Cuyahoga County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Benjamin Rose Institute Project)/(Original Issue Yield: 5.75%), 12/1/2028	NR/NR		436,345
500,000		Cuyahoga County, OH, Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	NR/NR		498,285
1,000,000		Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	NR/NR		993,520
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	AA/Aa2		1,124,090
1,500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	NR/NR		1,318,080
2,000,000		Franklin County, OH, Hospital Facility Authority, Revenue Refunding Bonds (Series A), 5.75% (Riverside United Methodist Hospital)/(Original Issue Yield: 6.10%), 5/15/2020	NR/A1		2,007,060
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	NR/NR		759,863
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$700,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-/A3		$723,597
2,000,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Bethesda Hospital, OH)/(Original Issue Yield: 6.55%), 1/1/2012	A/A3		2,118,180
2,400,000		Hamilton County, OH, Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(MBIA INS)/(Original Issue Yield: 5.78%), 12/1/2025	AAA/Aaa		2,567,688
2,000,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	AAA/Aaa		2,023,060
2,000,000		Hamilton, OH, City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	AA-/NR		2,076,520
1,000,000		Heath, OH, City School District, School Improvement UT GO Bonds (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.635%), 12/1/2027	NR/Aaa		1,039,780
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (Original Issue Yield: 6.09%), 5/1/2024	AAA/Aaa		1,106,182
1,500,000		Lake, OH, Local School District, UT GO Bonds, 5.75% (Original Issue Yield: 5.90%), 12/1/2021	AAA/Aaa		1,609,110
370,000		Lakewood, OH, Hospital Improvement Authority, Revenue Refunding Bonds (Series One), 6.00% (Lakewood Hospital, OH)/(Original Issue Yield: 6.90%), 2/15/2010	AAA/Aaa		373,793
2,000,000		Licking Heights, OH, Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024	NR/Aaa		2,086,640
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	BBB/NR		1,318,185
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	AA-/A1		975,110
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	NR/NR		1,555,395
1,000,000		Marion County, OH, Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+/NR		1,036,970
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$420,000		Marysville, OH, LT Sewer System GO Bonds, 7.15%, 12/1/2011	NR/A2		$429,815
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center)/(Original Issue Yield: 6.62%), 5/15/2026	NR/Baa1		1,007,260
1,000,000		Montgomery County, OH, Revenue Bonds, 5.25% (Catholic Health Initiatives)/(Original Issue Yield: 5.41%), 9/1/2024	AA-/Aa3		991,520
1,000,000		Moraine, OH, Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014	A/A2		1,198,060
2,000,000		New Albany, OH, Community Authority, Community Facilities Revenue Bonds (Series 2001B), 5.20% (Original Issue Yield: 5.30%), 10/1/2024	AAA/Aaa		2,026,720
3,850,000		Ohio HFA, Multifamily Housing, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL), 3/1/2025	AAA/Aaa		4,033,106
3,000,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30%, 9/1/2022	NR/Aaa		3,017,790
3,000,000		Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375% (JMG Funding LP)/(AMBAC INS)/(Original Issue Yield: 6.493%), 1/1/2029	AAA/Aaa		3,296,430
1,500,000		Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85%, 12/1/2019	AAA/Aaa		1,552,680
2,000,000		Ohio State Higher Education Facility, Revenue Bonds, 5.00% (Wittenberg University)/(Original Issue Yield: 5.30%), 12/1/2026	NR/A3		1,948,580
2,000,000		Ohio State Higher Education Facility, Revenue Bonds, 5.85% (John Carroll University)/(Original Issue Yield: 6.05%), 4/1/2020	NR/A2		2,123,340
2,000,000		Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022	AAA/Aaa		2,021,660
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(Original Issue Yield: 5.45%), 11/1/2029	A-/NR		949,600
1,000,000		Portage County, OH, Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	AAA/Aaa		1,071,840
1,500,000		Rickenbacker, OH, Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	NR/A2		1,496,565
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020	NR/A3		1,053,270
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$2,000,000	[2]	Toledo-Lucas County, OH, Port Authority, Port Facilities Revenue Refunding Bonds, 5.90% (Cargill, Inc.)/(Original Issue Yield: 5.981%), 12/1/2015	NR/Aa3		$2,080,000
1,500,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	NR/Baa2		1,610,055
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital), 10/1/2026	AA/NR		2,093,600
1,500,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2001A), 5.00% (Original Issue Yield: 5.33%), 6/1/2021	AAA/Aaa		1,502,865
1,000,000		Warrensville Heights, OH, School District, UT GO Bonds, 5.75% (Original Issue Yield: 5.83%), 12/1/2024	AAA/Aaa		1,074,460
2,000,000		Waynesville, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GNMA COL Home Mortgage Program GTD), 2/20/2043	NR/Aaa		2,039,720
1,000,000		Westerville, OH, City School District, UT GO Bonds, 5.00% (Original Issue Yield: 5.18%), 12/1/2027	AAA/Aaa		990,770

		TOTAL			78,793,778

		Puerto Rico--5.4%
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.9874% (AMBAC INS), 1/1/2010	NR/NR		1,250,860
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.9874% (AMBAC INS), 1/1/2011	NR/NR		1,251,390
1,000,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	BBB/Baa2		1,042,130
1,000,000		Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A/Baa1		1,006,910

		TOTAL			4,551,290

		Virgin Islands--0.8%
670,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	AAA/NR		693,068

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $80,165,239)			84,038,136

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.1%
		Puerto Rico--1.1%
$900,000		Puerto Rico Government Development Bank, Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	AA/Aaa		$900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $81,065,239)[3]			$84,938,136

Securities that are subject to alternative minimum tax represents 25.2% of the portfolio as calculated based upon total portfolio market value

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 28, 2002, these securities amounted to $4,582,250 which represents 5.5% of net assets.

3 The cost of investments for federal tax purposes amounts to $81,065,239. The net unrealized appreciation of investments on a federal tax basis amounts to $3,872,897 which is comprised of $4,351,934 appreciation and $479,037 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($83,965,746) at February 28, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranty
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $81,065,239)		$84,938,136
Cash		92,960
Income receivable		1,201,875
Receivable for investments sold		655,000
Receivable for shares sold		331,898

TOTAL ASSETS		87,219,869

Liabilities:
Payable for investments purchased	$3,024,292
Payable for shares redeemed	5,000
Income distribution payable	194,732
Accrued expenses	30,099

TOTAL LIABILITIES		3,254,123

Net assets for 7,389,939 shares outstanding		$83,965,746

Net Assets Consist of:
Paid in capital		$81,537,483
Net unrealized appreciation of investments		3,872,897
Accumulated net realized loss on investments		(1,451,932)
Undistributed net investment income		7,298

TOTAL NET ASSETS		$83,965,746

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($83,965,746 ÷ 7,389,939 shares outstanding)		$11.36

Offering price per share (100/99.00 of $11.36)[1]		$11.47

Redemption proceeds per share (99.00/100 of $11.36)[1]		$11.25

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$2,240,014

Expenses:
Investment adviser fee		$157,227
Administrative personnel and services fee		61,987
Custodian fees		1,612
Transfer and dividend disbursing agent fees and expenses		19,803
Directors'/Trustees' fees		1,140
Auditing fees		9,865
Legal fees		1,887
Portfolio accounting fees		26,414
Distribution services fee		157,227
Shareholder services fee		98,267
Share registration costs		8,215
Printing and postage		9,355
Insurance premiums		668
Miscellaneous		865

TOTAL EXPENSES		554,532

Waivers:
Waiver of investment adviser fee	$(99,721)
Waiver of distribution services fee	(98,267)
Waiver of transfer and dividend disbursing agent fees and expenses	(858)

TOTAL WAIVERS		(198,846)

Net expenses			355,686

Net investment income			1,884,328

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(81,826)
Net change in unrealized appreciation of investments			(417,095)

Net realized and unrealized loss on investments			(498,921)

Change in net assets resulting from operations			$1,385,407

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,884,328	$3,659,429
Net realized loss on investments	(81,826)	(91,856)
Net change in unrealized appreciation of investments	(417,095)	2,651,476

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,385,407	6,219,049

Distributions to Shareholders:
Distributions from net investment income	(1,868,480)	(3,628,307)

Share Transactions:
Proceeds from sale of shares	10,887,244	10,145,147
Net asset value of shares issued to shareholders in payment of distributions declared	842,057	1,883,066
Cost of shares redeemed	(3,176,113)	(12,433,034)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,553,188	(404,821)

Change in net assets	8,070,115	2,185,921

Net Assets:
Beginning of period	75,895,631	73,709,710

End of period (including undistributed net investment income of $7,298 at February 28, 2002)	$83,965,746	$75,895,631

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$11.45	$11.06	$11.11	$11.91	$11.53	$11.21
Income From Investment Operations:
Net investment income	0.27 [1]	0.55	0.55	0.55	0.56	0.59
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)[1]	0.38	(0.06)	(0.67)	0.40	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.93	0.49	(0.12)	0.96	0.91

Less Distributions:
Distributions from net investment income	(0.26)	(0.54)	(0.54)	(0.57)	(0.56)	(0.59)
Distributions from net realized gain on investments	--	--	--	(0.07)	(0.02)	--
Distributions in excess of net realized gain on investments	--	--	--	(0.04)	--	--

TOTAL DISTRIBUTIONS	(0.26)	(0.54)	(0.54)	(0.68)	(0.58)	(0.59)

Net Asset Value, End of Period	$11.36	$11.45	$11.06	$11.11	$11.91	$11.53

Total Return[2]	1.56%	8.69%	4.68%	(1.14)%	8.56%	8.34%

Ratios to Average Net Assets:

Expenses	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	4.79%[1,3]	4.90%	5.06%	4.71%	4.80%	5.19%

Expense waiver/reimbursement[4]	0.51%[3]	0.51%	0.54%	0.51%	0.51%	0.58%

Supplemental Data:

Net assets, end of period (000 omitted)	$83,966	$75,896	$73,710	$82,202	$80,274	$75,506

Portfolio turnover	8%	39%	37%	19%	23%	38%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.78% to 4.79%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund offers one class of Shares: Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Change in Accounting Principle

Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Six Months Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)
Increase (Decrease)	$28,634	$28,634	$3,789	$(3,789)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,293,639, which will reduce the Fund's net taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$695,145

2009	598,494

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2002	Year Ended 8/31/2001
Shares sold	964,031	909,917
Shares issued to shareholders in payment of distributions declared	74,735	169,270
Shares redeemed	(280,097)	(1,115,206)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	758,669	(36,019)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.015% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expense

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $16,260,000 and $15,160,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$16,369,850

Sales	$6,008,610

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2002, 20.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.5% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313923609

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2032305 (4/02)

Federated Investors
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

A Portfolio of Federated Municipal Securities Income Trust

SEMI-ANNUAL REPORT

February 28, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--99.0%
		Pennsylvania--97.2%
$1,500,000		Allegheny County, PA, Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018	NR/NR		$1,595,760
4,250,000		Allegheny County, PA, Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport), 1/1/2017	AAA/Aaa		4,644,825
2,000,000		Allegheny County, PA, HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2002	NR/NR		2,067,680
1,000,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+/B1		1,062,180
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.34%), 5/1/2023	NR/A2		1,814,940
1,500,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/A2		1,333,245
2,030,000		Allegheny County, PA, HDA, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital), 7/1/2009	AAA/Aaa		2,237,405
4,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series 1997B), 5.00% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.43%), 7/1/2016	AAA/Aaa		4,042,600
300,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 5.90% (South Hills Health System)/(Original Issue Yield: 6.00%), 5/1/2003	NR/A2		310,959
300,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 6.00% (South Hills Health System)/(Original Issue Yield: 6.10%), 5/1/2004	NR/A2		317,334
1,500,000		Allegheny County, PA, HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	NR/Baa1		1,378,980
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$4,000,000		Allegheny County, PA, HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA INS)/(Original Issue Yield: 5.85%), 4/1/2017	AAA/Aaa		$4,180,200
1,000,000		Allegheny County, PA, HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR/NR		1,055,340
845,000	[2]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR/NR		786,729
1,000,000	[2]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR/NR		888,780
3,185,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (USX Corp.), 12/1/2029	BBB+/Baa1		2,995,206
1,250,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (USX Corp.), 9/1/2030	BBB+/Baa1		1,191,925
1,500,000		Allegheny County, PA, IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR/NR		1,244,460
1,000,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/ (Original Issue Yield: 6.75%), 9/1/2031	NR/NR		982,160
3,000,000		Allegheny County, PA, Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (Original Issue Yield: 6.05%), 3/1/2019	AAA/Aaa		3,434,730
1,000,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1), 5.375%, 5/1/2022	NR/Aaa		1,006,290
1,735,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Collateralized Home Mortgage Program, COL), 5/1/2020	NR/Aaa		1,818,540
2,060,000		Allentown, PA, Area Hospital Authority, Revenue Bonds (Series B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BB+/Baa3		1,898,970
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,325,000		Bethlehem, PA, Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(Original Issue Yield: 5.55%), 9/1/2020	NR/Aaa		$3,701,556
4,250,000		Bradford County, PA, IDA, Solid Waste Disposal Revenue Bonds (Series A), 6.60% (International Paper Co.), 3/1/2019	BBB/Baa2		4,377,373
1,000,000		Bucks County, PA, Community College Authority, College Building Revenue Bonds (Series 1996), 5.50% (Original Issue Yield: 5.70%), 6/15/2017	NR/Aa2		1,042,050
2,000,000		Carbon County, PA, IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP Paribas SA and Union Bank of California LOCs), 5/1/2010	BBB-/NR		2,150,280
2,035,000		Chartiers Valley, PA, Refunding Revenue Bonds, 6.15%, 3/1/2007	AAA/Aaa		2,259,257
1,100,000		Chester County, PA, HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB/NR		941,952
1,500,000		Clarion County, PA, Hospital Authority, Revenue Refunding Bonds, (Series 1997), 5.75% (Clarion County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017	BBB-/NR		1,340,745
1,575,000		Commonwealth of Pennsylvania, UT GO Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA/Aa2		1,772,993
2,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2000), 5.25% (Original Issue Yield: 5.40%), 10/15/2018	AA/Aa2		2,085,140
1,000,000		Crawford County, PA, Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/NR		939,340
1,250,000		Cumberland County, PA, Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(Original Issue Yield: 5.70%), 11/1/2025	NR/Aaa		1,299,263
2,800,000		Delaware County, PA, Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Asset Guaranty INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA/NR		2,945,964
1,900,000		Delaware County, PA, Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-/NR		1,809,731
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,500,000		Delaware River Port Authority, PA, Revenue Bonds (Series 1999), 6.00%, 1/1/2019	AAA/Aaa		$1,651,860
2,000,000		Delaware River Port Authority, PA, Revenue Bonds (Series 1999), 6.00%, 1/1/2018	AAA/Aaa		2,209,460
10,000,000		Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60%, 7/1/2017	AAA/Aaa		11,038,900
4,100,000		Erie County, PA, Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(Asset Guaranty INS)/(Original Issue Yield: 6.05%), 8/15/2019	AA/NR		4,278,391
1,000,000		Fayette County, PA, Hospital Authority, Healthcare Facility Revenue Bonds (Series 1996A), 6.00% (Mount Macrina Manor)/(National City Bank, Pennsylvania LOC), 9/1/2018	NR/Aa3		1,000,430
2,660,000		Greater Nanticoke, PA, Area School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.62%), 10/15/2025	AAA/NR		2,712,774
4,000,000		Hazleton, PA, Area School District, Capital Appreciation UT GO Bonds (Series B)/(Original Issue Yield: 6.30%), 3/1/2018	AAA/Aaa		1,761,320
500,000		Indiana County, PA, Hospital Authority, Revenue Refunding Bonds (Series B), 6.20% (Indiana Hospital, PA)/(AMBAC INS)/(Original Issue Yield: 6.30%), 7/1/2006	AAA/A3		517,285
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series 1996A), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	BBB+/NR		788,328
1,000,000		Lancaster County, PA, Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	A-/NR		1,001,000
2,000,000		Lancaster County, PA, UT GO Bonds (Series A), 5.80% (FGIC INS)/(Original Issue Yield: 5.84%), 5/1/2015	NR/Aaa		2,198,580
250,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Villiage Project)/(Original Issue Yield: 7.70%), 5/1/2022	NR/NR		254,748
1,380,000		Latrobe, PA, IDA, College Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original Issue Yield: 7.00%), 5/1/2024	AAA/Baa1		1,539,694
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031	NR/NR		964,210
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,500,000		Lebanon County, PA, Hospital Authority, Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/(Original Issue Yield: 6.10%), 11/15/2018	BBB+/NR		$1,478,085
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(Original Issue Yield: 6.02%), 5/15/2025	NR/AAA		1,063,480
2,500,000		Luzerne County, PA, IDA, Revenue Refunding Bonds (Series A), 7.00% (Pennsylvania Gas & Water Co.), 12/1/2017	AAA/Aaa		2,806,100
1,000,000		Luzerne Co, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021	AAA/Aaa		1,040,470
4,000,000		Lycoming County PA, Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	NR/NR		4,075,800
1,000,000		Lycoming County PA, Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 5.90%), 11/15/2022	AAA/NR		1,018,290
2,360,000		Monroe County, PA, Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.40%), 7/1/2015	AAA/Aaa		2,403,967
1,250,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR/NR		1,252,387
3,250,000		Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	A-/NR		3,292,055
500,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB/NR		485,835
1,300,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB/NR		1,212,458
1,000,000		North Hills, PA, School District, GO Bonds (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	AAA/NR		1,047,420
1,200,000		North Penn, PA, School District, Refunding Revenue Bonds, 6.20%, 3/1/2007	NR/Aaa		1,326,300
500,000		Northeastern, PA, Hospital & Education Authority, Health Care Revenue Bonds (Series 1994 A), 6.10% (Wyoming Valley Health Care)/(AMBAC INS)/(Original Issue Yield: 6.25%), 1/1/2003	AAA/Aaa		518,445
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Norwin, PA, School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.12%), 4/1/2024	AAA/NR		$3,436,830
320,000		Pennsylvania Convention Center Authority, Refunding Revenue Bonds (Series A), 6.25%, 9/1/2004	BBB/Baa2		338,250
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (FGIC INS)/(Original Issue Yield: 6.843%), 9/1/2016	AAA/Aaa		1,211,360
1,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR/NR		719,460
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.25% (Amtrak)/(Original Issue Yield: 6.40%), 11/1/2031	BBB/A3		1,524,675
2,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		2,542,925
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BBB/NR		1,457,920
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.), 12/1/2030	AA/NR		1,032,670
2,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 5.375% (Procter & Gamble Co.), 3/1/2031	AA-/Aa3		2,005,560
435,000		Pennsylvania HFA, Revenue Bonds, 5.55% (FHA/VA MTGS GTD), 10/1/2012	AA+/Aa2		447,706
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	AA+/Aa2		1,004,070
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2		2,022,220
310,000		Pennsylvania HFA, SFM Revenue Bonds (Series 33), 6.90%, 4/1/2017	AA+/Aa2		317,713
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 41-B), 5.90%, 10/1/2005	AA+/Aa2		106,445
100,000		Pennsylvania HFA, SFM Revenue Bonds (Series 42), 5.90%, 10/1/2004	AA+/Aa2		107,109
1,410,000		Pennsylvania HFA, SFM Revenue Bonds (Series 62A), 5.50%, 10/1/2022	AA+/Aa2		1,438,510
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 67A), 5.85%, 10/1/2018	AA+/Aa2		3,130,890
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%, 12/15/2019	AAA/Aaa		$3,018,645
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Asset Guaranty INS)/(Original Issue Yield: 5.78%), 3/15/2025	AA/NR		2,025,740
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.20% (Thiel College), 5/15/2026	NR/NR		2,347,460
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1999A), 4.875% (UPMC Health System)/(Original Issue Yield: 5.12%), 8/1/2019	AAA/Aaa		2,931,030
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	A+/NR		1,540,935
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (Original Issue Yield: 5.913%), 6/15/2021	AAA/Aaa		2,086,760
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Thomas Jefferson University)/ (AMBAC INS)/(Original Issue Yield: 5.22%), 7/1/2019	AAA/Aaa		2,012,700
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Asset Guaranty INS), 6/1/2024	AA/NR		2,729,256
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.375% (Drexel University)/(Original Issue Yield: 6.415%), 5/1/2017	AAA/NR		2,074,280
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A+/NR		1,534,095
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series 1997), 5.45% (University of the Arts)/(Asset Guaranty INS)/(Original Issue Yield: 5.58%), 3/15/2017	AA/NR		1,529,535
1,000,000		Pennsylvania State Turnpike Commission, Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 7/15/2031	AAA/Aaa		979,580
2,120,000		Philadelphia, PA, Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), (Original Issue Yield: 5.36%) 5.50%, 10/1/2021	AAA/Aaa		2,221,357
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Philadelphia, PA, Authority for Industrial Development, Revenue Bonds (Series 2001B), 5.25% (Philadelphia Corporation for Aging Project)/(Original Issue Yield: 5.43%), 7/1/2023	AAA/Aaa		$3,044,640
1,655,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008	BBB/Baa2		1,678,534
1,195,000		Philadelphia, PA, Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	NR/Aa2		1,208,169
1,000,000		Philadelphia, PA, School District, UT GO Bonds (Series 2002A), (Original Issue Yield: 5.18%) 5.50%, 2/1/2022	AAA/Aaa		1,043,870
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017	AAA/Aaa		9,830,695
730,000		Philadelphia, PA, Hospital Authority, 10.875% (Hospitals, Inc., Project), 7/1/2008	NR/Aaa		879,073
4,000,000		Philadelphia, PA, UT GO Bonds, 5.00% (Original Issue Yield: 5.12%), 9/15/2031	AAA/Aaa		3,888,640
2,000,000		Pittsburgh, PA, Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.00% (AMBAC INS)/(Original Issue Yield: 5.23%), 2/1/2019	AAA/Aaa		2,014,280
2,880,000		Pittsburgh, PA, Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (Original Issue Yield: 6.02%), 12/1/2020	AAA/Aaa		3,134,592
765,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	AAA/Aa1		811,229
355,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	AAA/Aa1		376,364
1,075,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	AAA/Aa1		1,117,409
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (Original Issue Yield: 5.852%), 9/1/2019	AAA/Aaa		3,224,637
5,000,000		Pittsburgh, PA, Residual Interest Tax-Exempt Securities (Series PA 961), 9.283%, 9/1/2015	AAA/Aaa		5,861,650
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (Original Issue Yield: 5.94%), 9/1/2024	AAA/Aaa		1,694,205
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$4,950,000		Pottsville, PA, Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB-/NR		$4,220,815
2,040,000		Riverside, PA, School District, UT GO Bonds, 5.50% (Original Issue Yield: 5.57%), 10/15/2020	AAA/NR		2,140,552
1,500,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 5.90%), 12/1/2021	A-/NR		1,498,965
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/ (Original Issue Yield: 6.00%), 12/1/2031	A-/NR		1,001,080
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR/NR		1,002,320
2,500,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds (Series 1994-A), 7.60% (Allied Services Rehabilitation Hospitals, PA), 7/15/2020	NR/NR		2,564,250
1,560,000		Shaler, PA, School District Authority, GO UT Bonds, 6.25%, 4/15/2008	AAA/NR		1,706,234
2,650,000		Sharon, PA, General Hospital Authority, Hospital Revenue Bonds, 6.875% (Sharon Regional Health System), 12/1/2022	AAA/NR		2,811,438
2,000,000		Somerset County, PA, Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375% (Somerset Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 5.68%), 3/1/2017	AA/NR		2,038,540
3,000,000		Southcentral, PA, General Authority, Revenue Bonds (Series 2001), 5.625% (Wellspan Health Obligated Group), 5/15/2026	NR/Aa3		3,074,670
2,000,000		Southeastern, PA, Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017	AAA/Aaa		2,086,480
500,000		State Public School Building Authority, PA, College Revenue Bonds, 6.50% (Harrisburg Area Community College-D)/ (MBIA INS), 4/1/2002	AAA/Aaa		502,325
1,000,000	[2]	Susquehanna, PA, Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR/NR		771,630
40,000		Swarthmore, PA Borough Authority, College Revenue Bonds, 6.00/(Original Issue Yield: 6.10%), 9/15/2006	AA+/Aaa		41,794
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Warren County, PA, Hospital Authority, Revenue Bonds (Series A), 7.00% (Warren General Hospital)/(Original Issue Yield: 7.101%), 4/1/2019	BBB/NR		$1,018,350
400,000		Washington County, PA, Authority, Lease Revenue Bonds, 7.875%, 12/15/2018	AAA/Aaa		542,660
1,000,000		West Shore, PA, Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	BBB+/NR		1,000,620
1,000,000		West View, PA, Municipal Authority, Special Obligation Bonds, 9.50%, 11/15/2014	AAA/Aaa		1,414,580
1,000,000		Westmoreland County, PA, IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR/NR		1,046,440
5,000,000		Westmoreland County, PA, Municipal Authority, Capital Appreciation Municipal Services Bonds (Series A) (Original Issue Yield: 6.17%), 8/15/2021	AAA/Aaa		1,820,050
450,000		Westmoreland County, PA, Municipal Authority, Special Obligation Bonds, 9.125%, 7/1/2010	AAA/Aaa		528,502

		TOTAL			246,408,922

		Puerto Rico--1.8%
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 9.987% (AMBAC INS), 1/1/2010	NR/NR		1,250,860
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.987% (AMBAC INS), 1/1/2011	NR/NR		1,251,390
2,000,000	[2]	Puerto Rico Public Building Authority, Government Facilities Revenue Bonds (Series 2002D), 5.25% (Original Issue Yield: 5.40%), 7/1/2027	A/Baa1		2,013,820

		TOTAL			4,516,070

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virgin Islands--0.0%
$70,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.80% (GNMA COL), 3/1/2005	AAA/NR		$73,865

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $241,385,628)			250,998,857

		SHORT-TERM MUNICIPALS--0.3%
		Puerto Rico--0.3%
800,000		Puerto Rico Government Development Bank (GDB), Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ) (at amortized cost)	AA/Aaa		800,000

		TOTAL INVESTMENTS (IDENTIFIED COST $242,185,628)[3]			$251,798,857

Securities that are subject to alternative minimum tax represent 18.9% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 28, 2002, these securities amounted to $7,682,669 which represents 3.0% of net assets.

3 The cost of investments for federal tax purposes amounts to $242,185,628. The net unrealized appreciation of investments on a federal tax basis amounts to $9,613,229 which is comprised of $12,934,741 appreciation and $3,321,512 depreciation at February 28, 2002.

Note: The categories of investments are shown as a percentage of net assets ($253,437,010) at February 28, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
MTGS	--Mortgages
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $242,185,628)		$251,798,857
Cash		69,115
Income receivable		3,929,209
Receivable for investments sold		15,000
Receivable for shares sold		257,766

TOTAL ASSETS		256,069,947

Liabilities:
Payable for investments purchased	$2,010,597
Payable for shares redeemed	47,428
Income distribution payable	481,809
Accrued expenses	93,103

TOTAL LIABILITIES		2,632,937

Net assets for 22,075,858 shares outstanding		$253,437,010

Net Assets Consist of:
Paid in capital		$251,024,313
Net unrealized appreciation of investments		9,613,229
Accumulated net realized loss on investments		(7,215,104)
Undistributed net investment income		14,572

TOTAL NET ASSETS		$253,437,010

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($198,140,832 ÷ 17,259,112 shares outstanding)		$11.48

Offering price per share (100/95.50 of $11.48)[1]		$12.02

Redemption proceeds per share		$11.48

Class B Shares:
Net asset value per share ($55,296,178 ÷ 4,816,746 shares outstanding)		$11.48

Offering price per share		$11.48

Redemption proceeds per share (94.50/100 of $11.48)[1]		$10.85

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest			$7,019,815

Expenses:
Investment adviser fee		$491,128
Administrative personnel and services fee		92,373
Custodian fees		6,139
Transfer and dividend disbursing agent fees and expenses		53,206
Directors'/Trustees' fees		1,596
Auditing fees		6,201
Legal fees		4,110
Portfolio accounting fees		44,878
Distribution services fee--Class B Shares		198,088
Shareholder services fee--Class A Shares		240,926
Shareholder services fee--Class B Shares		66,029
Share registration costs		14,979
Printing and postage		10,503
Insurance premiums		737
Miscellaneous		2,639

TOTAL EXPENSES		1,233,532

Waivers:
Waiver of investment adviser fee	$(83,425)
Waiver of shareholder services fee--Class A Shares	(19,274)
Waiver of transfer and dividend disbursing agent fees and expenses	(581)

TOTAL WAIVERS		(103,280)

Net expenses			1,130,252

Net investment income			5,889,563

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(407,549)
Net change in unrealized appreciation of investments			(452,243)

Net realized and unrealized loss on investments			(859,792)

Change in net assets resulting from operations			$5,029,771

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,889,563	$11,571,175
Net realized loss on investments	(407,549)	(2,240,436)
Net change in unrealized appreciation/depreciation of investments	(452,243)	10,959,329

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,029,771	20,290,068

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,797,237)	(9,374,653)
Class B Shares	(1,117,293)	(1,920,130)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,914,530)	(11,294,783)

Share Transactions:
Proceeds from sale of shares	20,981,683	32,354,051
Net asset value of shares issued to shareholders in payment of distributions declared	3,148,815	6,131,815
Cost of shares redeemed	(15,683,763)	(38,463,416)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,446,735	22,450

Change in net assets	7,561,976	9,017,735

Net Assets:
Beginning of period	245,875,034	236,857,299

End of period (including undistributed net investment income of $14,572 at February 28, 2002)	$253,437,010	$245,875,034

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$11.52	$11.09	$11.19	$12.08	$11.71	$11.35
Income From Investment Operations:
Net investment income	0.28 [1]	0.57	0.55	0.56	0.62	0.62
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)[1]	0.42	(0.11)	(0.79)	0.43	0.39

TOTAL FROM INVESTMENT OPERATIONS	0.24	0.99	0.44	(0.23)	1.05	1.01

Less Distributions:
Distributions from net investment income	(0.28)	(0.56)	(0.54)	(0.56)	(0.64)	(0.65)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.09)	(0.04)	--
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.28)	(0.56)	(0.54)	(0.66)	(0.68)	(0.65)

Net Asset Value, End of Period	$11.48	$11.52	$11.09	$11.19	$12.08	$11.71

Total Return[2]	2.15%	9.18%	4.17%	(2.05)%	8.72%	9.12%

Ratios to Average Net Assets:

Expenses	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	4.96%[1,3]	5.09%	5.10%	4.74%	4.84%	5.34%

Expense waiver/reimbursement[4]	0.09%[3]	0.10%	0.12%	0.10%	0.10%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$198,141	$194,407	$193,608	$221,599	$237,705	$212,792

Portfolio turnover	10%	16%	23%	28%	24%	30%

1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$11.53	$11.09	$11.20	$12.08	$11.71	$11.52
Income From Investment Operations:
Net investment income	0.24 [2]	0.48	0.47	0.47	0.54	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)[2]	0.43	(0.12)	(0.78)	0.42	0.20

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.91	0.35	(0.31)	0.96	0.50

Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.46)	(0.47)	(0.55)	(0.31)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.09)	(0.04)	--
Distributions in excess of net realized gain on investments and futures contracts	--	--	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.24)	(0.47)	(0.46)	(0.57)	(0.59)	(0.31)

Net Asset Value, End of Period	$11.48	$11.53	$11.09	$11.20	$12.08	$11.71

Total Return[3]	1.68%	8.42%	3.29%	(2.70)%	7.92%	4.41%

Ratios to Average Net Assets:

Expenses	1.52%[4]	1.52%	1.52%	1.52%	1.53%	1.25%[3]

Net investment income	4.19%[2,4]	4.32%	4.34%	3.98%	4.06%	4.62%[3]

Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.10%	0.08%	0.08%	0.47%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$55,296	$51,468	$43,249	$46,828	$30,629	$7,906

Portfolio turnover	10%	16%	23%	28%	24%	30%

1 Reflects operations for the period from March 4, 1997 (date of initial public investment) to August 31, 1997.

2 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.19% to 4.20%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the State of Pennsylvania and Pennsylvania municipalities. The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Change in Accounting Principle

Effective September 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. Prior to September 1, 2001, the Fund did not accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Six Months Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Net Realized Gain (Loss)
Increase (Decrease)	$62,015	$62,015	$5,482	$(5,418)	$(64)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $4,395,684, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,591,157

2009	$2,804,527

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 2/28/2002		Prior Year Ended 8/31/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,285,522	$14,691,046	1,863,237	$20,982,998
Shares issued to shareholders in payment of distributions declared	220,094	2,504,729	446,309	4,997,951
Shares redeemed	(1,114,892)	(12,755,877)	(2,894,871)	(32,341,550)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	390,724	$4,439,898	(585,325)	$(6,360,601)

	Six Months Ended 2/28/2002		Prior Year Ended 8/31/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	551,017	$6,290,637	1,011,091	$11,371,053
Shares issued to shareholders in payment of distributions declared	56,599	644,086	101,200	1,133,864
Shares redeemed	(256,586)	(2,927,886)	(546,081)	(6,121,866)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	351,030	$4,006,837	566,210	$6,383,051

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	741,754	$8,446,735	(19,115)	$22,450

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of average Daily Net Assets of Class
Class A	0.40%
Class B	0.75%

Class A Shares did not a incur a distribution services fee for the six months ended February 28, 2002.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended February 28, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $22,920,000 and $23,380,000, respectively.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$35,281,236

Sales	$24,046,889

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2002, 22.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.9% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

J. SCOTT ALBRECHT

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2032304 (4/02)